Other Long-term Assets (Tables)	12 Months Ended
Dec. 31, 2017
Other Long-term Assets
Summary of other long-term assets

The following is a summary of other long-term assets (in thousands):

	December 31,	December 31,
	2016	2017
	RMB	RMB
Copyrights, licenses and domain names	254,067	820,362
Staff housing loans	105,208	107,203
Non-current deposits	88,398	93,147
Others	52,075	91,867

	499,748	1,112,579